Cover	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2024
Entity Registrant Name	TECOGEN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36103
Entity Tax Identification Number	04-3536131
Entity Address, Address Line One	45 First Avenue
Entity Address, State or Province	MA
Entity Address, City or Town	Waltham
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	466-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001537435